General and administration (Tables)	12 Months Ended
Dec. 31, 2024
General and administration
Schedule of general and administrative expenses incurred
	December 31, 2024	December 31, 2023
	$	$
Corporate administration	1,223,753	1,325,743
TSX listing costs	-	143,767
Professional fees	415,788	713,475
Salaries and benefits	2,547,024	2,487,218
Director fees	147,478	114,663
Amortization	183,539	183,539

	4,517,582	4,968,405